Income Tax Expenses (Details 2)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Expenses
Current	$ 6,884,739	¥ 44,706,746	¥ 26,403,549	¥ 27,150,033
Deferred	(270,296)	(1,755,197)
Income tax expenses	$ 6,614,443	¥ 42,951,549	¥ 26,403,549	¥ 27,150,033